Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Intermediate Municipal Trust
Entity Central Index Key	0000770116
Document Period End Date	May 31, 2024
C000024676 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Class A Shares
Trading Symbol	FIMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in A-rated, BBB-rated and below investment-grade securities all of which outperformed the Index.
  Security selection contributed favorably, as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Noteworthy positive contributors included Puerto Rico general obligation and sales tax-backed revenue bonds and various BBB-rated and lower quality bonds that experienced larger price improvement relative to comparable quality securities.
  The purchase of high quality, long duration securities as municipal market yields peaked in October 2023 also contributed favorably to security selection and relative performance. The U.S. economy slowed and the Federal Reserve signaled a likely end to its rapid rate hikes late in 2023, causing U.S. Treasury and municipal yields to decline rapidly late in the fiscal year.
  Sector allocation contributed favorably, including overweight exposure in the outperforming Senior Care sector and underweight positions in the underperforming Local General Obligation and Water & Sewer sectors.
Top Detractors from Performance
  Duration management modestly detracted from relative performance. The Fund held moderate duration long and short positions at different points of the period relative to the Index during a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.27% to 3.65%, ending the period higher by 48 basis points.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load	-1.30%	0.07%	1.50%
Class A Shares — excluding sales load	3.35%	0.99%	1.97%
S&P Municipal Bond Index[1]	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Morningstar Municipal National Intermediate Funds Average	3.05%	0.83%	1.76%
1	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 186,433,149
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 197,462
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$186,433,149
Number of Investments	201
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$197,462

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024675 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Institutional Shares
Trading Symbol	FIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in A-rated, BBB-rated and below investment-grade securities all of which outperformed the Index.
  Security selection contributed favorably, as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Noteworthy positive contributors included Puerto Rico general obligation and sales tax-backed revenue bonds and various BBB-rated and lower quality bonds that experienced larger price improvement relative to comparable quality securities.
  The purchase of high quality, long duration securities as municipal market yields peaked in October 2023 also contributed favorably to security selection and relative performance. The U.S. economy slowed and the Federal Reserve signaled a likely end to its rapid rate hikes late in 2023, causing U.S. Treasury and municipal yields to decline rapidly late in the fiscal year.
  Sector allocation contributed favorably, including overweight exposure in the outperforming Senior Care sector and underweight positions in the underperforming Local General Obligation and Water & Sewer sectors.
Top Detractors from Performance
  Duration management modestly detracted from relative performance. The Fund held moderate duration long and short positions at different points of the period relative to the Index during a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.27% to 3.65%, ending the period higher by 48 basis points.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2014 through May 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares	3.58%	1.24%	2.19%
S&P Municipal Bond Index[1]	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Morningstar Municipal National Intermediate Funds Average	3.05%	0.83%	1.76%
1	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 186,433,149
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 197,462
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$186,433,149
Number of Investments	201
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$197,462

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)